DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs [Abstract]
Debt arrangement fees, gross	$ 1,006	$ 1,006
Accumulated amortization	(976)	(952)
Debt arrangement fees, net	$ 30	$ 54